Significant Customers	12 Months Ended
Dec. 31, 2012
Significant Customers [Abstract]
Concentration Risk Disclosure [Text Block]
Significant Customers
The Company's top 20 clients accounted for approximately 37% of the Company's consolidated net revenues from continuing operations during fiscal year 2012 and 35% and 37% during each of the periods December 22 to December 31, 2011 and January 1 to December 21, 2011 and 37% for fiscal year 2010, with sales to Bank of America and Wells Fargo representing a significant portion of such revenues in the Harland Clarke segment.